Annual Fund Operating Expenses - Institutional - Vanguard SP Mid-Cap 400 Growth Index Fund - Institutional Shares	Dec. 22, 2020
Operating Expenses:
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.08%